Shareholders' equity	6 Months Ended
Jun. 30, 2025
Shareholders' equity
Shareholders' equity

13. Shareholders’ equity

Share capital

The Company is authorized to issue an unlimited number of common and preferred shares. At June 30, 2025, the share capital comprised 200,861,733 common shares with no par value.

	Number of common shares	Share capital
Balance at December 31, 2023	201,353,962	$1,749,180
Exercise of stock options	473,081	(163)
NCIB purchase of common shares and ASPP	(615,200)	(4,676)
Balance at December 31, 2024	201,211,843	$1,744,341
Exercise of stock options	138,490	(606)
NCIB purchase of common shares and ASPP	(488,600)	(3,900)
Balance at June 30, 2025	200,861,733	$1,739,835

In November 2024, Triple Flag received approval from the TSX to renew its NCIB. Under the NCIB, the Company may acquire up to 10,071,642 (2023 NCIB: 10,078,488) of its common shares from time to time in accordance with the NCIB procedures of the TSX. Repurchases under the NCIB are authorized until November 14, 2025. Daily purchases will be limited to 39,117 common shares, representing 25% of the average daily trading volume of the common shares on the TSX for the period from May 1, 2024, to October 31, 2024, except where purchases are made in accordance with the “block purchase exemption” of the TSX rules. All common shares that are repurchased by the Company under the NCIB will be cancelled.

For the three and six months ended June 30, 2025, the Company purchased nil and 488,600 of its common shares under the NCIB (2024: nil and 283,100 common shares) for nil and $8.0 million, respectively (2024: nil and $3.6 million), of which $4.2 million (2024: $2.5 million) was share capital.

In connection with the NCIB, the Company established an ASPP with the designated broker responsible for the NCIB. The ASPP is intended to allow for the purchase of common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions and customary self-imposed blackout periods. The Company accrued $8.0 million (2024: $8.0 million) for share repurchases under the ASPP for the self-imposed blackout period over the quarter-end reporting period.

Dividends

In the three and six months ended June 30, 2025, Triple Flag declared and paid dividends totaling $11.0 million and $22.1 million, respectively (2024: $10.6 million and $21.1 million), which equates to an average dividend per share of $0.055 (2024: $0.0525). For the three and six months ended June 30, 2025, no shares were issued from treasury for participation in the Dividend Reinvestment Plan (2024: nil).